Risk Management Arising From Financial Instruments - Schedule of Exposure to Interest Rate Risk and Effect on Other Comprehensive Income Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Carrying value	$ 0	$ 338,534,995
Amended May 2019 Loans (originated in May 2019)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Carrying value		338,534,995
Syndicated Loans (n/a as settled in May 2019)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Carrying value		0
1% Decrease in Interest Rates [Member]
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates		1,180,247
1% Decrease in Interest Rates [Member] | Amended May 2019 Loans (n/a as settled in November 2020)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates	0
1% Decrease in Interest Rates [Member] | Amended May 2019 Loans (originated in May 2019)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates		1,180,247
1% Decrease in Interest Rates [Member] | Syndicated Loans (n/a as settled in May 2019)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates		0
1 % Increase In Interest Rates [Member]
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates		(1,979,043)
1 % Increase In Interest Rates [Member] | Amended May 2019 Loans (n/a as settled in November 2020)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates	$ 0
1 % Increase In Interest Rates [Member] | Amended May 2019 Loans (originated in May 2019)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates		(1,979,043)
1 % Increase In Interest Rates [Member] | Syndicated Loans (n/a as settled in May 2019)
Interest Rate Derivatives At Fair Value And Effect On Other Comprehensive Income Loss [Line Items]
Interest rates		$ 0